Average Annual Total Returns - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Return Before Taxes
	Jan. 29, 2025
Average Annual Return:
Past 1 year	2.94%
Since Inception	2.76%	[1]

[1]	A From September 22, 2022 .